Operations of the Bank	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Operations of the Bank
2	OPERATIONS OF THE BANK

2.1.	Agreement with the Misiones Provincial Government
The Bank and the Misiones Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a five-year term since January 1, 1996, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.

On November 25, 1999, December 28, 2006 and October 1, 2018, extensions to such agreement were agreed upon, making it currently effective through December 31, 2029.
As of December 31, 2022 and 2021, the deposits held by the Misiones Provincial Government with the Bank amounted to 21,301,169 and 17,672,411 (including 1,615,790 and 2,017,923, related to court deposits), respectively.

2.2.	Agreement with the Salta Provincial Government
The Bank and the Salta Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year term since March 1, 1996, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On February 22, 2005, and August 22, 2014, extensions to such agreements were agreed upon, making it currently effective through February 28, 2026.
As of December 31, 2022 and 2021, the deposits held by the Salta Provincial Government with the Bank amounted to 34,510,592 and 12,575,320 (including 3,456,827 and 4,287,043, related to court deposits), respectively.

2.3.	Agreement with the Jujuy Provincial Government
The Bank and the Jujuy Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year term since January 12, 1998, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On April 29, 2005 and July 8, 2014, extensions to such agreement were agreed upon, making it currently effective through September 30, 2024.
As of December 31, 2022 and 2021, the deposits held by the Jujuy Provincial Government with the Bank amounted to 7,776,867 and 16,415,761 (including 2,224,501 and 3,718,351, related to court deposits), respectively.

2.4.	Agreement with the Tucumán Provincial Government
The Bank acts as an exclusive financial agent and as revenue collection and obligation payment agent of the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena. The services agreements with the Provincial and Municipal Governments are effective through years 2031, 2028 and 2025, respectively. As established in the original agreement, the service agreement with the Municipality of San Miguel de Tucumán was extended until 2028.
As of December 31, 2022 and 2021, the deposits held by the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena with the Bank amounted to 34,684,101 and 34,098,539 (including 9,263,053 and 9,992,623, related to court deposits), respectively.
Additionally, the Bank granted loans to the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena as of December 31, 2022 for an amount of 524,301
, as well as

to the Tucumán Provincial Government and the Municipality of Yerba Buena as of December 31, 2021 for an amount of
3,580,730.